Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals)	6 Months Ended
Dec. 31, 2023
Zhongrun
Issuance of shares for acquisition of equity percentage	75.00%
Chuangying
Issuance of shares for acquisition of equity percentage	100.00%